Credit Risk - Summary of Modification of Loan Terms (Other Segments Exposures) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Corporate and commercial banking [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	£ 135	£ 104
Net modification loss	8	10
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	34	8
Corporate and investment banking [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0
Net modification loss	0
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	0	7
Corporate centre [member]
Disclosure of credit risk exposure [line items]
Amortised cost before modification	10	2
Net modification loss	1
Gross carrying amount of financial assets for which the ECL allowance has changed to 12-month measurement during the year	£ 2	£ 4